APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Acadian Emerging Markets Equity Portfolio

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]


<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 453,299,010.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 696,172,141.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  371,511,994.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 1,067,684,135.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 614,385,125.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

AlphaOne VIMCO Small Cap Value Fund
AlphaOne NextGen Technology Fund


3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]


<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 1,572,440.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 4,757,870.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  8,630,746.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 13,388,616.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 11,816,176.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020




APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Cambiar Opportunity Fund
Cambiar SMID Fund
Cambiar Small Cap Fund
Cambiar International Equity Fund
Cambiar International Small Cap Fund
Cambiar Global Equity Fund
Cambiar Global Ultra Focus Fund


3. Investment Company Act File Number:  811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2019


4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.

			[  ]

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 1,004,033,368.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 2,049,730,261.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$ 468,758,230.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 2,518,488,491.00
(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]   $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,514,455,123.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=     $ 0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means



SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	  Stephen Connors, CFO

        Date:  January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

CIBC Atlas Disciplined Equity Fund
CIBC Atlas Mid Cap Equity Fund
CIBC Atlas Income Opportunities Fund
CIBC Atlas All Cap Growth Fund
CIBC Atlas Equity Income Fund
CIBC Atlas International Growth Fund


3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]



<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 590,515,679.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 285,647,435.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 285,647,435.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 304,868,244.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 39,571.90

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 39,571.90


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Cornerstone Global Public Equity Fund
Cornerstone Income Opportunities Fund
Cornerstone Public Alternatives Fund
Cornerstone Real Assets Fund
Cornerstone Core Plus Bond Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]




<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 253,701,742.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 1,553,871,299.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 1,553,871,299.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 1,300,169,557.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Edgewood Growth Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]



<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 4,414,341,189.00
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 3,396,548,130.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 3,396,548,130.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,017,793,059.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 132,109.54

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 132,109.54



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Haverford Quality Growth Stock Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]




<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 32,858,027.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 19,320,300.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  16,508,876.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 35,829,176.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 2,971,149.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

ICM Small Company Portfolio

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]



<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 323,639,019.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 116,656,855.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 924,628,800.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 1,041,285,655.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 717,646,636.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Loomis Sayles Full Discretion Institutional Securitized Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]



<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 28,045,955.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 148,191,676.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 71,159,844.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 219,351,520.00
(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]:  $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 191,305,565.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00
6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

LSV Conservative Value Equity Fund
LSV U.S. Managed Volatility Fund
LSV Global Value Fund
LSV Small Cap Value Fund
LSV Global Managed Volatility Fund
LSV Value Equity Fund
LSV Emerging Markets Equity Fund


3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]



<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 1,336,408,000.00
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 1,299,940,000.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 0.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 1,299,940,000.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 36,468,000.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 4,733.55

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 4,733.55


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

McKee International Equity

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]




<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 9,823,869.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 37,731,800.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  93,098,736.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 130,830,536.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 121,006,667.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Rice Hall James Micro Cap
Rice Hall James Smid Cap
Rice Hall James Small Cap


3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]


<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 31,816,374.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 25,741,446.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  202,286,443.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 228,027,889.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 196,211,515.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Sands Capital Global Growth Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]




<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 522,926,140.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 337,001,480.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  242,428,428.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 579,429,908.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 56,503,768.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Thomson Horstmann & Bryant Microcap Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]



<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 10,726,895.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 21,407,898.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 21,407,898.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 10,681,003.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

TS&W Equity Portfolio

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]



<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 7,184,757.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 8,915,497.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  19,319,131.74
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 28,234,628.74
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 21,049,871.74
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]


Westwood LargeCap Value Fund
Westwood Low Volatility Equity Fund
Westwood SMidCap Fund
Westwood Small Cap Fund
Westwood Income Opportunity Fund
Westwood Emerging Markets Fund
Westwood Short Duration High Yield Fund
Westwood Market Neutral Income Fund
Westwood Strategic Convertibles Fund
Westwood Flexible Income Fund
Westwood SMidCap Plus Fund
Westwood MLP and Strategic Energy Fund
Westwood Worldwide Income Opportunity Fund
Westwood Opportunistic High Yield Fund



3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]




<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 777,990,842.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 2,264,665,968.00
(iii)     Aggregate price of securities redeemed or repurchased
         during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  347,383,482.31
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 2,612,049,450.31
(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]:  $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 1,834,058,608.31
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001298
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00
6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Stephen Connors

	 Stephen Connors, CFO

 Date: January 15, 2020